UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-09377

                The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2019

Sarah Donnelly	Robert D. Leininger, CFA	Justin Bergner, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager
BS, Fordham	BA, Amherst College	BA, Yale University
University	MBA, Wharton School,	MBA, Wharton School,
	University of Pennsylvania	University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Dividend Growth Fund increased 17.8% compared with an increase of 18.5% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(8/26/99)
Class AAA (GABBX)	17.80%	6.20%	4.09%	9.74%	6.36%	5.68%
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	5.98
Lipper Large Cap Value Fund Average	15.58	7.36	7.60	12.36	7.33	5.52
Class A (GBCAX)	17.85	6.21	4.10	9.75	6.38	5.70
With sales charge (b)	11.07	0.11	2.88	9.10	5.96	5.39
Class C (GBCCX)	17.37	5.37	3.31	8.91	5.58	5.07
With contingent deferred sales charge (c)	16.37	4.37	3.31	8.91	5.58	5.07
Class I (GBCIX)	18.46	7.30	4.79	10.25	6.78	6.00

In the current prospectuses dated April 30, 2019, the expense ratios for Class AAA, A, C, and I Shares are 2.15%, 2.15%, 2.90%, and 1.90%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 2.00%, 2.00%, 2.75% and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2019. The contractual reimbursement for Class I Shares is in effect through April 30, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and the Class I Shares on June 30, 2004. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Dividend Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,178.00	2.00%	$10.80
Class A	$1,000.00	$1,178.50	2.00%	$10.80
Class C	$1,000.00	$1,173.70	2.75%	$14.82
Class I	$1,000.00	$1,184.60	1.00%	$5.42
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Dividend Growth Fund

Financial Services	23.3%
Health Care	17.5%
Food and Beverage	11.1%
Computer Software and Services	9.3%
Diversified Industrial	8.5%
Energy	4.9%
Hotels and Gaming	3.4%
Specialty Chemicals	3.1%
Business Services	2.5%
Metals and Mining	2.4%
Media	2.3%
Retail	2.2%

Telecommunications	1.8%
Automotive: Parts and Accessories	1.4%
Consumer Products	1.1%
Energy Services	1.1%
Cable and Satellite	1.1%
Semiconductors	1.1%
Agriculture	0.7%
U.S. Government Obligations	0.7%
Electronics	0.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2019 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.2%
	Agriculture — 0.7%
5,803	Corteva Inc.†	$132,065	$171,595

	Automotive: Parts and Accessories — 1.4%
4,000	Aptiv plc.	246,891	323,320

	Business Services — 2.5%
8,000	Macquarie Infrastructure Corp.	340,181	324,320
1,500	Visa Inc., Cl. A	137,987	260,325

		478,168	584,645

	Cable and Satellite — 1.1%
6,500	DISH Network Corp., Cl. A†	261,914	249,665

	Computer Software and Services — 9.3%
500	Alphabet Inc., Cl. C†	321,355	540,455
1,700	Apple Inc.	126,415	336,464
21,000	Hewlett Packard Enterprise Co.	298,426	313,950
4,500	Microsoft Corp.	124,788	602,820
750	Palo Alto Networks Inc.†	139,719	152,820
1,800	Take-Two Interactive Software Inc.†	159,122	204,354

		1,169,825	2,150,863

	Consumer Products — 1.1%
2,000	Kimberly-Clark Corp.	206,023	266,560

	Diversified Industrial — 8.5%
1,900	Acuity Brands Inc.	269,670	262,029
35,000	General Electric Co.	626,661	367,500
5,800	Honeywell International Inc.	193,594	1,012,622
3,000	Textron Inc.	147,626	159,120
2,500	Wabtec Corp.	174,905	179,400

		1,412,456	1,980,671

	Electronics — 0.4%
500	Resideo Technologies Inc.†	3,372	10,960
1,500	Sony Corp., ADR	78,111	78,585

		81,483	89,545

	Energy — 4.9%
2,100	Chevron Corp.	246,134	261,324
7,700	National Fuel Gas Co.	410,271	406,175
5,000	Phillips 66	391,627	467,700

		1,048,032	1,135,199

	Energy Services — 1.1%
11,000	Halliburton Co.	469,740	250,140

	Financial Services — 23.3%
8,000	American Express Co.	550,484	987,520
12,000	American International Group Inc.	653,747	639,360
12,000	Bank of America Corp.	306,220	348,000
12,000	Citigroup Inc.	667,887	840,360
7,000	JPMorgan Chase & Co.	398,871	782,600
9,500	Legg Mason Inc.	313,204	363,660
8,000	Morgan Stanley	130,348	350,480

			Market
Shares		Cost	Value
4,000	PayPal Holdings Inc.†	$143,102	$457,840
5,000	State Street Corp.	434,002	280,300
1,800	Willis Towers Watson plc	243,132	344,772

		3,840,997	5,394,892

	Food and Beverage — 11.1%
10,000	Conagra Brands Inc.	365,167	265,200
2,400	Diageo plc, ADR	272,592	413,568
10,000	Molson Coors Brewing Co., Cl. B	632,744	560,000
18,500	Mondelēz International Inc., Cl. A	673,152	997,150
15,000	The Hain Celestial Group Inc.†	378,529	328,500

		2,322,184	2,564,418

	Health Care — 17.5%
5,487	Bristol-Myers Squibb Co.	172,421	248,835
6,500	Gilead Sciences Inc.	464,546	439,140
3,100	Medtronic plc	254,571	301,909
19,000	Merck & Co. Inc.	1,054,519	1,593,150
11,000	Patterson Cos. Inc.	262,066	251,900
15,000	Pfizer Inc.	516,094	649,800
5,000	Zoetis Inc.	153,382	567,450

		2,877,599	4,052,184

	Hotels and Gaming — 3.4%
28,000	MGM Resorts International	817,026	799,960

	Media — 2.3%
7,000	CBS Corp., Cl. B, Non-Voting	357,367	349,300
4,000	Tribune Media Co., Cl. A	148,178	184,880

		505,545	534,180

	Metals and Mining — 2.4%
4,500	Alcoa Corp.†	105,509	105,345
12,000	Newmont Goldcorp Corp.	397,446	461,640

		502,955	566,985

	Retail — 2.2%
12,000	Macy’s Inc.	314,338	257,520
3,000	Starbucks Corp.	169,452	251,490

		483,790	509,010

	Semiconductors — 1.1%
2,500	NXP Semiconductors NV	260,800	244,025

	Specialty Chemicals — 3.1%
5,803	Dow Inc.	230,846	286,146
5,803	DuPont de Nemours Inc.	326,780	435,631

		557,626	721,777

	Telecommunications — 1.8%
5,700	T-Mobile US Inc.†	343,401	422,598

	TOTAL COMMON STOCKS	18,018,520	23,012,232

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 165,000	U.S. Treasury Bill, 2.111%††, 09/26/19	$164,163	$164,175

	TOTAL INVESTMENTS — 99.9%	$18,182,683	23,176,407

	Other Assets and Liabilities (Net) — 0.1%		17,656

	NET ASSETS — 100.0%		$23,194,063

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $18,182,683)	$23,176,407
Cash	501
Receivable for investments sold	79,841
Receivable for Fund shares sold	1,718
Receivable from Adviser	7,629
Dividends receivable	36,268
Prepaid expenses	28,689

Total Assets	23,331,053

Liabilities:
Payable for Fund shares redeemed	13,317
Payable for investments purchased	26,247
Payable for investment advisory fees	19,302
Payable for distribution fees	4,701
Payable for shareholder communications expenses	31,965
Payable for audit fees	13,366
Payable for shareholder services fees	10,529
Payable for legal fees	9,542
Other accrued expenses	8,021

Total Liabilities	136,990

Net Assets (applicable to 1,443,557 shares outstanding)	$23,194,063

Net Assets Consist of:
Paid-in capital	$17,896,504
Total distributable earnings	5,297,559

Net Assets	$23,194,063

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($15,271,993 ÷ 945,455 shares outstanding)	$16.15

Class A:
Net Asset Value and redemption price per share ($2,570,808 ÷ 159,607 shares outstanding)	$16.11

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.09

Class C:
Net Asset Value and offering price per share ($1,308,978 ÷ 90,503 shares outstanding)	$14.46	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($4,042,284 ÷ 247,992 shares outstanding)	$16.30

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $210)	$288,641
Interest	4,806

Total Investment Income	293,447

Expenses:
Investment advisory fees	116,693
Distribution fees - Class AAA	18,439
Distribution fees - Class A	3,157
Distribution fees - Class C	7,412
Shareholder communications expenses	26,806
Legal and audit fees	24,204
Registration expenses	20,600
Shareholder services fees	17,114
Trustees’ fees	14,876
Custodian fees	2,734
Interest expense	459
Miscellaneous expenses	7,596

Total Expenses	260,090

Less:
Expenses paid indirectly by broker (See Note 6)	(711)
Expenses reimbursed by Adviser (See Note 3)	(42,869)

Total Credits and Reimbursements	(43,580)

Net Expenses	216,510

Net Investment Income	76,937

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	374,129

Net change in unrealized appreciation/depreciation on investments	3,373,419

Net Realized and Unrealized Gain on Investments	3,747,548

Net Increase in Net Assets Resulting from Operations	$3,824,485

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Operations:
Net investment income	$76,937	$70,978
Net realized gain on investments	374,129	2,534,775
Net change in unrealized appreciation/depreciation on investments	3,373,419	(5,425,639)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,824,485	(2,819,886)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,440,880)
Class A	—	(295,662)
Class C	—	(177,810)
Class I	—	(503,727)

Total Distributions to Shareholders	—	(2,418,079)

Shares of Beneficial Interest Transactions:
Class AAA	(659,533)	(473,444)
Class A	(131,717)	(743,492)
Class C	(453,513)	(13,292)
Class I	(1,016,783)	(188,263)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(2,261,546)	(1,418,491)

Redemption Fees	—	19

Net Increase/(Decrease) in Net Assets	1,562,939	(6,656,437)
Net Assets:
Beginning of year	21,631,124	28,287,561

End of period	$23,194,063	$21,631,124

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
			Net
			Realized
			and							Net							Operating
	Net Asset	Net	Unrealized				Net			Asset			Net		Operating		Expenses
	Value,	Investment	Gain (Loss)	Total from	Net		Realized			Value,		Net Assets,	Investment		Expenses		Net of		Portfolio
Year Ended	Beginning	Income	on	Investment	Investment		Gain on	Total	Redemption	End of	Total	End of Period	Income		Before		Reimbursement		Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Income		Investments	Distributions	Fees (b)	Period	Return†	(in 000’s)	(Loss)		Reimbursement		and Credits(c)		Rate
Class AAA
2019(d)	$13.71	$0.04	$2.40	$2.44	—		—	—	—	$16.15	17.8%	$15,272	0.51	%(e)	2.23	%(e)	2.00	%(e)(f)	8%
2018	17.23	0.02	(1.93)	(1.91)	$(0.00	)(b)	$(1.61)	$(1.61)	$0.00	13.71	(11.0)	13,533	0.13		2.16		2.01	(f)	25
2017	17.93	0.11	2.07	2.18	(0.09)		(2.79)	(2.88)	—	17.23	12.1	17,155	0.58		2.01		2.00		60
2016	17.12	0.07	1.82	1.89	(0.08)		(1.00)	(1.08)	0.00	17.93	11.0	17,454	0.40		2.00		2.00	(g)	14
2015	18.74	0.06	(1.11)	(1.05)	(0.06)		(0.51)	(0.57)	0.00	17.12	(5.6)	19,536	0.32		1.91		1.91	(f)	15
2014	19.10	0.28	0.98	1.26	(0.27)		(1.35)	(1.62)	0.00	18.74	6.4	23,476	1.40		1.89		1.89	(h)	23
Class A
2019(d)	$13.67	$0.04	$2.40	$2.44	—		—	—	—	$16.11	17.8%	$2,571	0.51	%(e)	2.23	%(e)	2.00	%(e)(f)	8%
2018	17.19	0.02	(1.93)	(1.91)	$(0.00	)(b)	$(1.61)	$(1.61)	$0.00	13.67	(11.0)	2,298	0.13		2.16		2.01	(f)	25
2017	17.89	0.11	2.08	2.19	(0.10)		(2.79)	(2.89)	—	17.19	12.2	3,683	0.58		2.01		2.00		60
2016	17.09	0.07	1.81	1.88	(0.08)		(1.00)	(1.08)	0.00	17.89	10.9	3,673	0.41		2.00		2.00	(g)	14
2015	18.70	0.06	(1.10)	(1.04)	(0.06)		(0.51)	(0.57)	0.00	17.09	(5.6)	3,432	0.33		1.91		1.91	(f)	15
2014	19.07	0.27	0.98	1.25	(0.27)		(1.35)	(1.62)	0.00	18.70	6.4	3,805	1.35		1.89		1.89	(h)	23
Class C
2019(d)	$12.32	$(0.02)	$2.16	$2.14	—		—	—	—	$14.46	17.4%	$1,309	(0.23	)%(e)	2.98	%(e)	2.75	%(e)(f)	8%
2018	15.79	(0.10)	1.76	(1.86)	—		$(1.61)	$(1.61)	$0.00	12.32	(11.7)	1,514	(0.63)		2.91		2.76	(f)	25
2017	16.68	(0.04)	1.94	1.90	—		(2.79)	(2.79)	—	15.79	11.3	1,969	(0.21)		2.76		2.75		60
2016	16.05	(0.06)	1.69	1.63	—		(1.00)	(1.00)	0.00	16.68	10.1	2,620	(0.36)		2.75		2.75	(g)	14
2015	17.67	(0.07)	(1.04)	(1.11)	—		(0.51)	(0.51)	0.00	16.05	(6.3)	1,616	(0.42)		2.66		2.66	(f)	15
2014	18.11	0.11	0.95	1.06	$(0.15)		(1.35)	(1.50)	0.00	17.67	5.7	1,654	0.59		2.64		2.64	(h)	23
Class I
2019(d)	$13.76	$0.11	$2.43	$2.54	—		—	—	—	$16.30	18.5%	$4,042	1.50	%(e)	1.98	%(e)	1.00	%(e)(f)	8%
2018	17.33	0.20	(1.97)	(1.77)	$(0.19)		$(1.61)	$(1.80)	$0.00	13.76	(10.2)	4,286	1.13		1.91		1.01	(f)	25
2017	18.01	0.31	2.09	2.40	(0.29)		(2.79)	(3.08)	—	17.33	13.3	5,481	1.61		1.76		1.00		60
2016	17.19	0.15	1.83	1.98	(0.16)		(1.00)	(1.16)	0.00	18.01	11.4	5,110	0.85		1.75		1.55	(g)	14
2015	18.82	0.11	(1.12)	(1.01)	(0.11)		(0.51)	(0.62)	0.00	17.19	(5.4)	4,597	0.57		1.65		1.65	(f)	15
2014	19.17	0.31	1.01	1.32	(0.32)		(1.35)	(1.67)	0.00	18.82	6.7	5,870	1.53		1.64		1.64	(h)	23

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2018. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, 2015, and 2014, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2019, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018 and 2015, there was no impact on the expense ratios.

(g)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 1.83% (Class AAA), 1.83% (Class A), 2.59% (Class C), and 1.39% (Class I). The 2017 reimbursement had no effect on the expense ratio.

(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $10,696 for the year ended December 31, 2014, representing the balance outstanding of previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratios would have been 1.86% (Class AAA and Class A), 2.61% (Class C), and 1.61% (Class I).

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust and commenced operations on August 26, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 06/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$23,012,232	—	$23,012,232
U.S. Government Obligations	—	$164,175	164,175
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$23,012,232	$164,175	$23,176,407

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2019 or December 31, 2018.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of equalization. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$98,986
Net long term capital gains	2,513,164

Total distributions paid	$2,612,150

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$18,262,991	$6,037,625	$(1,124,209)	$4,913,416

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2020, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the six months ended June 30, 2019, the Adviser reimbursed expenses in the amount of $42,869. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At June 30, 2019, the cumulative amount which the Fund may repay the Adviser is $167,746. The amended agreement is renewable annually.

For the year ended December 31, 2017, expiring December 31, 2019	$44,685
For the year ended December 31, 2018, expiring December 31, 2020	80,192
For the six months ended June 30, 2019, expiring December 31, 2021	42,869

$167,746

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $1,890,954 and $4,473,151, respectively.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid $2,173 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $486 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $711.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2019.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2019 was $5,409 with a weighted average interest rate of 3.81%. The maximum amount borrowed at any time during the six months ended June 30, 2019 was $234,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	17,988	$273,277	52,825	$920,429
Shares issued upon reinvestment of distributions	28	426	102,032	1,389,666
Shares redeemed	(59,937)	(933,236)	(162,843)	(2,783,539)

Net decrease	(41,921)	$(659,533)	(7,986)	$(473,444)

Class A
Shares sold	16,751	$262,214	9,441	$147,438
Shares issued upon reinvestment of distributions	—	—	21,673	294,320
Shares redeemed	(25,259)	(393,931)	(77,173)	(1,185,250)

Net decrease	(8,508)	$(131,717)	(46,059)	$(743,492)

Class C
Shares sold	6,855	$92,199	62,433	$969,620
Shares issued upon reinvestment of distributions	—	—	14,479	177,232
Shares redeemed	(39,298)	(545,712)	(78,614)	(1,160,144)

Net decrease	(32,443)	$(453,513)	(1,702)	$(13,292)

Class I
Shares sold	6,696	$102,700	37,547	$662,970
Shares issued upon reinvestment of distributions	—	—	34,014	464,977
Shares redeemed	(70,143)	(1,119,483)	(76,316)	(1,316,210)

Net decrease	(63,447)	$(1,016,783)	(4,755)	$(188,263)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail large cap value funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Large-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year, three year and five year periods. The Independent Board Members then discussed the Fund’s performance and noted the recent changes to the Fund’s portfolio management team. In connection with this discussion, the Independent Board Members noted that it may take some time for the impact of these portfolio management team changes to come to fruition and manifest in improved performance.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nine other large cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below the median within the peer group of funds selected by Broadridge. The Independent Board Members also noted

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

that the management fee structure was comparable to those in effect for most of the Gabelli funds. The Independent Board Members noted that an advisory fee waiver structure was in effect for the Fund and discussed possible strategies for increasing the Fund’s size. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record in light of the Adviser’s efforts to reshape the Fund’s portfolio management team. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the small size of the Fund, the Fund’s performance and the Adviser’s commitment to waive advisory fees, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement and the Fund’s Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. A Chartered Financial Analyst, Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI    (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Agnes Mullady
Anthony J. Colavita	Vice President
President,
Anthony J. Colavita, P.C.	Andrea R. Mango
Secretary
Vincent D. Enright
Former Senior Vice	Richard J. Walz
President and Chief	Chief Compliance Officer
Financial Officer,
KeySpan Corp.	DISTRIBUTOR

Mary E. Hauck	G.distributors, LLC
Former Senior Portfolio
Manager,	CUSTODIAN
Gabelli-O’Connor Fixed
Income Mutual Fund	State Street Bank and Trust
Management Co.	Company

Kuni Nakamura	TRANSFER AGENT AND
President,	DIVIDEND DISBURSING AGENT
Advanced Polymer, Inc.
DST Asset Manager
Werner J. Roeder	Solutions, Inc.
Former Medical Director,
Lawrence Hospital	LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q219SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 9/5/19

*	Print the name and title of each signing officer under his or her signature.